Details of Company Organization - Additional Information (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Consolidated structured entities [Member]
Statement [Line Items]
Retail finance receivables	¥ 5,037,203	¥ 3,367,601
Secured debt	5,245,195	3,882,623
Unconsolidated structured entities [Member] | Other equity securities [Member]
Statement [Line Items]
Carrying value of investment trust securities	17,217	18,829
Unconsolidated structured entities [Member] | Debt securities [Member]
Statement [Line Items]
Carrying value of the special purpose entities	¥ 784,826	¥ 1,073,137